PARENT COMPANY INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of condensed financial information of parent company [abstract]
PARENT COMPANY INFORMATION
NOTE 31 - PARENT COMPANY INFORMATION
The parent company only financial information of Constellium SE, presented below, is prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and as endorsed by the European Union. Accounting policies adopted in the preparation of this condensed parent company only financial information are the same as those adopted in the consolidated financial statements and described in NOTE 2 - Summary of Significant Accounting Policies, except that the cost method has been used to account for investments in subsidiaries.
Statement of Financial Position of Constellium SE (parent company only).

	At December 31,
(in millions of Euros)	2021	2020
Assets
Current assets
Cash and cash equivalents	—	—
Trade receivables and other	200	172
Other financial assets	26	34
	226	206
Non-current assets
Property, plant and equipment	—	—
Financial assets	1,780	2,011
Investments in subsidiaries	187	173
Trade receivables and other	29	38
Deferred income tax assets	18	15
	2,014	2,237
Total Assets	2,240	2,443

Liabilities
Current liabilities
Trade payables and other	6	6
Income tax payable	13	13
Other financial liabilities	22	30
	41	49
Non-current liabilities
Borrowings	1,670	1,901
Income tax payable	83	77
	1,753	1,978
Total Liabilities	1,794	2,027

Equity
Share capital	3	3
Share premium	429	429
Accumulated retained earnings	(84)	(116)
Other reserves	82	68
Net income	16	32
Total Equity	446	416
Total Equity and Liabilities	2,240	2,443
Statement of Comprehensive income of Constellium SE (parent company only).

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Revenue	23	3	3
Gross profit	23	3	3
Selling and administrative expenses	(36)	(14)	(19)
Employee benefit expenses	(4)	(3)	(3)
Loss from recurring operations	(17)	(14)	(19)
Other income	—	—	—
Other expense	—	—	(3)
Loss from operations	(17)	(14)	(22)
Financial result - net	7	31	41
(Loss) / income before tax	(10)	17	19
Income tax benefit	26	15	18
Net income	16	32	37
Other comprehensive income / (loss)	—	—	—
Total comprehensive income	16	32	37
Statement of Cash Flows of Constellium SE (parent company only)

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Net income	16	32	37
Adjustments
Finance cost - net	(7)	(31)	(41)
Dividends received	—	—	—
Income tax benefit	(26)	(15)	(18)
Change in working capital
Trade receivables and other	—	(2)	27
Trade payables and other	1	—	2
Interest paid	(100)	(114)	(115)
Interest received	114	139	143
Income tax received	7	18	50
Net cash flows from operating activities	5	27	85
Investments in subsidiaries	—	—	—
Current account with subsidiaries and related parties	3	29	(135)
Loans granted to subsidiaries and related parties	(892)	(290)	—
Repayment of loans granted to subsidiaries and related parties	1,241	150	150
Net cash flows from / (used in) investing activities	352	(111)	15
Proceeds from issuance of Senior Notes	712	290	—
Repayment of Senior Notes	(1,041)	(200)	(100)
Payment of exit fees	(15)	—	—
Payment of deferred financing costs	(13)	(6)	—
Realized foreign exchange gains / (losses)	—	—	—
Net cash flows (used in) / from financing activities	(357)	84	(100)
Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents - beginning of year	—	—	—
Cash and cash equivalents - end of year	—	—	—
As at December 31, 2021, there were no material contingencies at Constellium SE.
A description of Constellium SE's parent company only borrowings and related maturity dates is provided in NOTE 19 - Borrowings. Other financial liabilities represent interest payable on borrowings.
Non-current financial assets represent loans to Constellium International and Constellium France Holdco, and current other financial assets represent related interest receivables.